UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

5430 LBJ Freeway
Suite 1500
Dallas, TX 75240-2675
(Address of principal executive offices) (Zip code)

Gary B. Wood
5430 LBJ Freeway
Suite 1500
Dallas, TX 75240-2675
(Name and address of agent for service)

972-404-1500
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2005 (Unaudited)
Concorde Value Fund

	Shares	Value
COMMON STOCKS - 94.97%
Capital Goods - 14.84%
Illinois Tool Works, Inc.	5,500	$483,945
Lockheed Martin Corp.	9,000	572,670
Terex Corp. (a)	12,000	712,800
Tyco International Ltd.	23,530	679,076
		2,448,491
Commercial Services & Supplies - 2.48%
Waste Management, Inc.	13,500	409,725

Diversified Financials - 7.38%
Lehman Brothers Holdings, Inc.	9,500	1,217,615

Energy - 4.29%
Burlington Resources, Inc.	3,500	301,700
Devon Energy Corp.	6,500	406,510
		708,210
Food & Staples Retailing - 2.46%
Supervalu, Inc.	12,500	406,000

Food Beverage & Tobacco - 2.35%
Altria Group, Inc.	5,200	388,544

Health Care Equipment & Services - 2.79%
Health Management Associates, Inc.	21,000	461,160

Hotels Restaurants & Leisure - 2.56%
Ihop Corp.	9,000	422,190

Insurance - 5.84%
Delphi Financial Group	11,122	511,723
MBIA, Inc.	7,500	451,200
		962,923
Materials - 3.07%
Headwaters, Inc. (a)	14,300	506,792

Media - 11.73%
Comcast Corp. (a)	18,500	475,265
Viacom, Inc. - Class B	19,000	619,400
The Walt Disney Co.	21,000	503,370
The Washington Post Company - Class B	440	336,600
		1,934,635
Pharmaceuticals & Biotechnology - 10.80%
Abbott Laboratories	10,000	394,300
Johnson & Johnson	13,500	811,350
Pfizer, Inc.	24,700	576,004
		1,781,654
Real Estate - 1.17%
First Industrial Realty Trust, Inc.	5,000	192,500

Retailing - 4.87%
Lowe's Cos, Inc.	7,000	466,620
Saks, Inc. (a)	20,000	337,200
		803,820
Semiconductors & Semiconductor Equipment - 2.72%
Intel Corp.	18,000	449,280

Software & Services - 8.36%
Fiserv, Inc. (a)	9,500	411,065
Microsoft Corp.	16,500	431,475
Oracle Corp. (a)	44,000	537,240
		1,379,780
Technology Hardware & Equipment - 7.26%
Agilent Technologies, Inc. (a)	20,000	665,800
Diebold, Inc.	14,000	532,000
		1,197,800

TOTAL COMMON STOCKS (Cost $10,314,077)		$15,671,119
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 5.14%
Variable Rate Demand Notes - 5.12%
American Family Financial Services, 4.025%	$202,191	$202,191
U.S. Bank, N.A., 4.130%	642,964	642,964
TOTAL VARIABLE RATE DEMAND NOTES (Cost $845,155)		845,155

Certificate of Deposit - 0.02%
U.S. Bank, N.A., 1.240% due 10/01/06 (Cost $2,684)	2,684	2,684

TOTAL SHORT TERM INVESTMENTS (Cost $847,839)		$847,839

Total Investments (Cost $11,161,916) - 100.11%		$16,518,958
Liabilities in Excess of Other Assets - (0.11)%		(18,972)
TOTAL NET ASSETS - 100.00%		$16,499,986

Notes:
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

Cost of investments	$11,161,916
Gross unrealized appreciation	5,507,107
Gross unrealized depreciation	(150,065)
Net unrealized appreciation	$5,357,042

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Concorde Funds, Inc.

By (Signature and Title) /s/ Gary B. Wood
Gary B. Wood, Principal Executive Officer
Date   1/31/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gary B. Wood
Gary B. Wood, Principal Executive Officer

Date   1/31/06

By (Signature and Title)* /s/ Gary B. Wood
Gary B. Wood, Principal Financial Officer

Date   1/31/06